Income Taxes (Tables)	12 Months Ended
Jan. 31, 2024
Schedule of expected income tax expense
	January 31, 2024 $	January 31, 2023 $	January 31, 2022 $

Net loss before taxes	(2,898,510)	(9,372,772)	(11,992,508)
Statutory rate	27.00%	27.00%	27.00%

Expected tax recovery	(782,598)	(2,530,648)	(3,237,977)
Foreign tax rate differences	2,472	5,261	(139,857)
Permanent differences and other	(152,792)	43,932	340,070
Share-based payments	135,071	256,788	–
Write-off and impairments	–	–	302,806
Change in deferred tax assets not recognized	797,847	2,224,667	2,901,624

Income tax expense	–	–	166,666

Schedule of Income tax expenses allocation
	January 31, 2024 $	January 31, 2023 $	January 31, 2022 $

Current tax expense	–	–	166,666
Deferred tax expense	–	–	–

	–	–	166,666

Schedule of components of deferred tax
	2024 $	2023 $

Deferred tax assets:
Financing fees	15,688	–

Deferred tax liabilities:
Convertible debentures	(15,688)	–

Net deferred tax asset (liability)	–	–

Schedule of deferred income tax assets and liabilities
	2024 $	2023 $

Tax loss carryforwards – Canada	63,617,570	58,788,940
Tax loss carryforwards - USA	513,420	685,220
Tax loss carryforwards – Australia	20,410	19,250
Tax loss carryforwards – Hong Kong	79,790	79,370
Intangible assets	13,869,600	14,599,580
Property and equipment	25,730	33,570
Contingent liabilities and tax reserves	2,606,050	1,856,930
Financing costs	1,517,840	3,078,420
Capital loss	11,807,140	11,766,200

Total unrecognized deductible temporary differences	94,057,550	90,907,480

Schedule of non-capital income tax losses expire
Expiry Date	Non-Capital Loss $

2031	118,713
2032	657,883
2034	687,128
2035	1,499,363
2036	4,769,156
2037	1,267,151
2038	1,169,742
2039	4,937,403
2040	11,051,002
2041	9,067,088
2042	13,177,463
2043	10,529,540
2044	4,685,938

63,617,570